Securities - Summary of Classification of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Schedule of Securities by Classification [Line Items]
Total FVTPL securities	$ 18,047		$ 16,733		$ 14,711
Fair value through other comprehensive income (FVOCI) securities	69,493	[1]	62,819	[1]	48,546
Amortized cost securities	121,127	[2]	116,814	[2]	105,784
Investments in associates and joint ventures	1,507		1,461		$ 1,411
Total	348,208		321,545
Related to securities held by insurance subsidiaries [member]
Schedule of Securities by Classification [Line Items]
Total FVTPL securities	11,451		10,003
Mandatorily measured at fair value [member]
Schedule of Securities by Classification [Line Items]
Total FVTPL securities	6,596		6,730
Trading securities [member]
Schedule of Securities by Classification [Line Items]
Trading securities	$ 138,034		$ 123,718

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).
[2]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).